Intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Accumulated	Net book
2016	Cost	amortization	value

Licenses	$12,843	$856	$11,987
Marketing rights	15,830	4,948	10,882
Trade name	1,131	353	778
Patents	4,347	3,642	705

	$34,151	$9,799	$24,352

		Accumulated	Net book
2015	Cost	amortization	value

Marketing rights	$15,830	$3,365	$12,465
Trade name	1,131	240	891
Patents	4,312	3,447	865
	$21,273	$7,052	$14,221

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated aggregate amortization expense for intangible assets held at December 31, 2016, for each of the five succeeding years is expected as follows:

2017	$3,158
2018	3,126
2019	3,104
2020	3,083
2021	3,048